Debt - Term Loan Minimum Aggregate Future Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Minimum aggregate future payments
Current portion	$ (9,437)	$ (1,355)
Long-term portion		$ 8,683
Term Loan
Minimum aggregate future payments
2019	4,826
2020	4,579
2021	1,370
Total minimum payments	10,775
Amount representing interest and discounts	(1,338)
Present value of minimum payments	9,437
Current portion	$ (9,437)